CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2021	Dec. 31, 2020	Jan. 22, 2014
Stockholders' Deficit
Preferred Stock, Shares Par Value	$ 0.0001	$ 0.0001
Preferred Stock, Shares Authorized	50,000,000	50,000,000
Preferred Stock, Shares Issued	40,000,000	40,000,000	40,000,000
Preferred Stock, Shares Outstanding	40,000,000	40,000,000
Common Stock, Shares Par Value	$ 0.0001	$ 0.0001
Common Stock, Shares Authorized	500,000,000	500,000,000
Common Stock, Shares Issued	70,404,086	68,984,086	40,000,000
Common Stock, Shares Outstanding	70,404,086	68,984,086